OPERATIONS OF TRAUMA HEALING CENTERS	12 Months Ended
Aug. 31, 2019
Disclosure Of Operations Of Trauma Healing Centers [Abstract]
OPERATIONS OF TRAUMA HEALING CENTERS [Text Block]

25. OPERATIONS OF TRAUMA HEALING CENTERS

Trauma Healing Centers, Incorporated (“THC”) offered a multi-disciplinary approach to post traumatic stress disorder treatment, chronic pain, trauma therapy, and medical cannabis as an alternative medicine.

During the fourth quarter of fiscal year 2018, management decided to divest of operations of THC. Consequently, assets and liabilities allocable to THC were classified as a disposal group. Revenue and expenses, gains and losses relating to the discontinuation of THC have been eliminated from profit or loss from the Company’s continuing operations and are shown as a single line item in the statements of (loss) income and comprehensive (loss) income.

Operating income (loss) of THC and the loss from re-measurement of assets and liabilities classified as held for sale are summarized as follows up to the date of disposal (see below):

	FOR THE PERIOD
	SEPTEMBER 1, 2018	FOR THE YEAR ENDED
	TO OCTOBER 16, 2018	AUGUST 31, 2018

Revenue

Sales	$138	$1,154

Cost of sales	54	537

Gross margin from discontinued operations	84	617

Expenses

General and administrative	75	941

Sales and marketing	-	60

Impairment of goodwill	-	1,228

Total expenses	75	2,229

Investment income (expense)	-	1

Income (loss) from operations	$9	$(1,611)

Loss on remeasurement to fair value less costs to sell	(47)	-

Loss on discontinued operations	$(38)	$(1,611)

The carrying amounts of assets and liabilities in this disposal group are summarized as follows:

AUGUST 31, 2018
Current Assets
Cash	$102
Accounts receivable	88
Other current assets	9
199
Property, plant and equipment	89
Goodwill	927
Assets classified as held for sale	$1,215
Current liabilities
Accounts payable and accrued liabilities	$65

Cash flows generated by THC for the reporting periods are summarized as follows:

	FOR THE PERIOD
	SEPTEMBER 1, 2018	FOR THE YEAR ENDED
	TO OCTOBER 16, 2018	AUGUST 31, 2018
Operating activities	$(35)	$(449)
Investing activites	-	(32)
Cash used by discounted operations	$(35)	$(481)

On October 16, 2018, the Company sold THC to Harvest Medicine (HMED). HMED is a wholly-owned subsidiary of VIVO Cannabis Inc. (VIVO). The transaction resulted in HMED acquiring 100% of the issued and outstanding shares of THC from the Company. The total purchase price for the shares was $1,141 which was satisfied by the issuance of 864,678 common shares in the capital of VIVO at a share price of $1.32. This non-cash investing activity has been excluded from the statement of cash flows as it did not use or provide any cash. The derecognized assets and liabilities on October 16, 2018 were as follows:

Derecognized assets and liabilities
Cash	$96
Accounts receivable	140
Other current assets	9
Property, plant and equipment	86
Goodwill	880
Trade and other payables	(70)
Net assets disposed	$1,141

Fair value of consideration received	$1,141
Gain/(loss) on disposal	-